Sundry provisions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Sundry provisions
Total provisions	R$ 413,672	R$ 319,136
Current liabilities	178,676	112,891
Non-current liabilities	234,996	206,245
Provision for customers rebates
Sundry provisions
Total provisions	87,913	41,475
Provision for recovery of environmental damages
Sundry provisions
Total provisions	300,249	254,040
Other
Sundry provisions
Total provisions	R$ 25,510	R$ 23,621